Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2021 AED (د.إ)
Schedule of Cash and Cash Equivalents [Abstract]
Cash in hand	$ 3,010	د.إ 11,052		د.إ 11,016
Cash at bank	10,018	36,785		57,356
Total cash and cash equivalents	$ 13,028	د.إ 47,837	$ 18,620	د.إ 68,372	د.إ 20,834	د.إ 2,045,680